Offerings	Nov. 06, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, $0.00001 par value per share
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Shares, par value $0.00001 per share
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely to calculate the registration fee in accordance with Rule 457(o) under the Securities Act. The aggregate maximum offering price of all securities issued pursuant to this registration statement will not exceed $200,000,000.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 4,623,746.64
Fee Rate	0.0087%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 4,623,746.64
Fee Rate	0.0087%
Amount of Registration Fee	$ 402.27
Offering Note	There is being registered hereunder an unspecified number of shares of (a) common shares, (b) preferred shares, (c) warrants to purchase common shares, and (d) units, consisting of some or all of these securities in any combination, as may be sold from time to time by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. There is also being registered hereunder an unspecified number of shares of common shares, as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. In no event will the aggregate offering price of all types of securities issued by the Registrant pursuant to this registration statement exceed $200,000,000. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, or the Securities Act, this registration statement also covers any additional securities that may be offered or issued in connection with any share split, share dividend or similar transaction. The proposed maximum aggregate offering price per class of security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Unallocated (Universal Shelf)
Maximum Aggregate Offering Price	$ 195,376,253.36
Carry Forward Form Type	S-3
Carry Forward File Number	333-273347
Carry Forward Initial Effective Date	Sep. 21, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 21,530.46
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, the Registrant is carrying forward $195,376,253.36 of unsold securities, or the Unsold Securities, previously registered under its registration statement on Form S-3 filed by the Registrant with the Securities and Exchange Commission on July 20, 2023, as amended on September 12, 2023, and declared effective on September 21, 2023 (File No. 333-273347). $21,530.46 of the filing fee previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this registration statement. The registrant is also registering up to $4,623,746.64 of new securities. The filing fee of $638.54 attributable to those newly registered securities was previously paid in connection with the initial filing of this registration statement on September 10, 2026. Accordingly, no additional filing fee is due with this amendment.